Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2013 Contract Reporting_Unit Segment	Sep. 30, 2013 Segment Reporting_Unit Contract	Sep. 30, 2012
Property, Plant and Equipment [Line Items]
Number of contracts	3	3
Maturity period of cash and cash equivalents	3 months	3 months
Number of segments	1	1
Number of reporting units	2	2
Intangible assets, net	$ 1,735,000	$ 2,040,000	$ 5,242,000
Intangible assets, amortization period		1 year 7 months 6 days
Accumulated deficit	67,500,000	67,500,000
Redeemable common stock	$ 61,896,000	$ 61,895,000	$ 110,740,000
Percentage of receivables due from commercial customers	21.00%	22.00%
Secured Notes and Warrants [Member]
Property, Plant and Equipment [Line Items]
Maturity of debt	2014-11	2014-11
Unsecured Notes [Member]
Property, Plant and Equipment [Line Items]
Maturity of debt	2015-02	2015-02
Revolving Credit Facility [Member]
Property, Plant and Equipment [Line Items]
Expiration date of agreement	Aug. 22, 2014	Aug. 22, 2014
Minimum [Member]
Property, Plant and Equipment [Line Items]
Percentage of income tax benefit	50.00%	50.00%
Software [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	3 years	3 years
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	5 years	5 years